Notes Payable - Borrowings and Callable Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Short-term and Long-term Borrowings [Line Items]
Due within one year	$ 7,338,781	$ 6,567,366
Due within one year, Weighted Average Interest Rate	0.64%	0.30%
Due within on year, Current portion of long-term notes	2,277,811	1,406,367
Long-term Debt, Maturities, Repayments of Principal in Year Two	1,411,140	1,679,364
Long-term Debt, Maturities, Repayments of Principal in Year Three	1,290,629	1,128,413
Long-term Debt, Maturities, Repayments of Principal in Year Four	528,322	863,799
Long-term Debt, Maturities, Repayments of Principal in Year Five	675,968	616,187
Long-term Debt, Maturities, Repayments of Principal after Year Five	1,095,110	746,976
Long-term Debt, Weighted Average Interest Rate	1.60%	1.99%
Long-term Debt, Excluding Current Maturities	5,001,169	5,034,739
Total notes payable	12,339,950	11,602,105
Total notes payable, Weighted Average Interest Rate	1.03%	1.03%
Due after one year	5,001,169	5,034,739
Call Option [Member]
Schedule of Short-term and Long-term Borrowings [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Year Two	83,927
Long-term Debt, Maturities, Repayments of Principal in Year Three	160,898
Long-term Debt, Maturities, Repayments of Principal in Year Four	68,935
Long-term Debt, Maturities, Repayments of Principal in Year Five	143,892
Long-term Debt, Maturities, Repayments of Principal after Year Five	233,202
Long-term Debt, Weighted Average Interest Rate	1.38%
Due after one year	690,854
Discount Notes [Member]
Schedule of Short-term and Long-term Borrowings [Line Items]
Due within one year	4,880,971	4,966,010
Due within one year, Weighted Average Interest Rate	0.12%	0.16%
Due within on year, Average Outstanding Amount	4,365,045	5,181,559
Due within one year, Interest Rate During Period	0.18%	0.18%
Medium-term Notes [Member]
Schedule of Short-term and Long-term Borrowings [Line Items]
Due within one year	179,999	194,989
Due within one year, Weighted Average Interest Rate	0.17%	0.15%
Due within on year, Average Outstanding Amount	167,617	84,961
Due within one year, Interest Rate During Period	0.16%	0.20%
Long-term Debt [Member]
Schedule of Short-term and Long-term Borrowings [Line Items]
Due within one year, Weighted Average Interest Rate	1.79%	0.80%
Due year two [Member]
Schedule of Short-term and Long-term Borrowings [Line Items]
Long-term Debt, Weighted Average Interest Rate	1.14%	2.36%
Due year two [Member] | Call Option [Member]
Schedule of Short-term and Long-term Borrowings [Line Items]
Long-term Debt, Weighted Average Interest Rate	0.49%
Due year three [Member]
Schedule of Short-term and Long-term Borrowings [Line Items]
Long-term Debt, Weighted Average Interest Rate	1.33%	1.40%
Due year three [Member] | Call Option [Member]
Schedule of Short-term and Long-term Borrowings [Line Items]
Long-term Debt, Weighted Average Interest Rate	0.53%
Due year four [Member]
Schedule of Short-term and Long-term Borrowings [Line Items]
Long-term Debt, Weighted Average Interest Rate	1.23%	1.74%
Due year four [Member] | Call Option [Member]
Schedule of Short-term and Long-term Borrowings [Line Items]
Long-term Debt, Weighted Average Interest Rate	0.89%
Due year five [Member]
Schedule of Short-term and Long-term Borrowings [Line Items]
Long-term Debt, Weighted Average Interest Rate	1.33%	1.19%
Due year five [Member] | Call Option [Member]
Schedule of Short-term and Long-term Borrowings [Line Items]
Long-term Debt, Weighted Average Interest Rate	1.12%
Due after five years [Member]
Schedule of Short-term and Long-term Borrowings [Line Items]
Long-term Debt, Weighted Average Interest Rate	2.85%	2.97%
Due after five years [Member] | Call Option [Member]
Schedule of Short-term and Long-term Borrowings [Line Items]
Long-term Debt, Weighted Average Interest Rate	2.59%
Maximum [Member] | Discount Notes [Member]
Schedule of Short-term and Long-term Borrowings [Line Items]
Due within one year	$ 4,900,000	$ 5,700,000